Net income (loss) per common share	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Net Income (Loss) Per Common Share

Note 32 – Net income per common share

The following table sets forth the computation of net income per common share (“EPS”), basic and diluted, for the years ended December 31, 2018, 2017 and 2016:

(In thousands, except per share information)		2018		2017	2016
Net income from continuing operations		$618,158		$107,681	$215,556
Net income from discontinued operations		-		-	1,135
Preferred stock dividends		(3,723)		(3,723)	(3,723)
Net income applicable to common stock		$614,435		$103,958	$212,968
Average common shares outstanding		101,142,258		101,966,429	103,275,264
Average potential dilutive common shares		166,385		78,907	102,019
Average common shares outstanding - assuming dilution		101,308,643		102,045,336	103,377,283
Basic EPS from continuing operations		$6.07		$1.02	$2.05
Basic EPS from discontinued operations	$	―	$	―	$0.01
Total Basic EPS		$6.07		$1.02	$2.06
Diluted EPS from continuing operations		$6.06		$1.02	$2.05
Diluted EPS from discontinued operations	$	―	$	―	$0.01
Total Diluted EPS		$6.06		$1.02	$2.06

As disclosed in Note 21, as of December 31, 2018, the Corporation completed a $125 million accelerated share repurchase transaction (“ASR”) and, in connection therewith, received an initial delivery of 2,000,000 shares of common stock during the third quarter of 2018 and 438,180 additional shares of common stock during the fourth quarter of 2018. The final number of shares delivered at settlement was based on the average daily volume weighted average price (“VWAP”) of its common stock, net of a discount, during the term of the ASR, which amounted to $51.27.

Potential common shares consist of common stock issuable under the assumed exercise of stock options, restricted stock and performance shares awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, restricted stock and performance shares awards, if any, that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.